DoubleLine Shiller Enhanced International CAPE®

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 2.2%
166,625	Global SC Finance SRL, Series 2014-1A-A1	3.19%	^	07/17/2029	166,633
500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68%	^	02/18/2042	510,725
250,000	SBA Tower Trust	3.17%	^	04/11/2022	252,231

Total Asset Backed Obligations (Cost $913,647)					929,589

Collateralized Loan Obligations - 12.1%
498,782	AMMC Ltd., Series 2014-15A-ARR (3 Month LIBOR USD + 1.26%, 1.26% Floor)	1.50%	^	01/15/2032	497,609
500,000	Anchorage Capital Ltd., Series 2015-6A-AR (3 Month LIBOR USD + 1.27%)	1.51%	^	07/15/2030	500,306
249,597	Benefit Street Partners Ltd., Series 2013-IIIA-A1R (3 Month LIBOR USD + 1.25%)	1.47%	^	07/20/2029	249,908
500,000	Crown Point Ltd., Series 2020-9A-A (3 Month LIBOR USD + 2.05%, 2.05% Floor)	2.28%	^	07/14/2032	503,268
500,000	Crown Point Ltd., Series 2020-9A-B (3 Month LIBOR USD + 2.69%, 2.69% Floor)	2.92%	^	07/14/2032	502,741
500,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	1.56%	^	07/20/2030	500,347
500,000	Elmwood Ltd., Series 2020-1A-A (3 Month LIBOR USD + 1.24%, 1.24% Floor)	1.48%	^	04/15/2033	500,873
500,000	Highbridge Loan Management Ltd., Series 3A-2014-CR (3 Month LIBOR USD + 3.60%)	3.82%	^	07/18/2029	483,008
500,000	Steele Creek Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.26%)	1.47%	^	05/21/2029	498,466
500,000	Venture Ltd., Series 2017-29A-A (3 Month LIBOR USD + 1.28%)	1.50%	^	09/07/2030	499,996
500,000	Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	1.38%	^	01/15/2031	499,023

Total Collateralized Loan Obligations (Cost $5,231,494)					5,235,545

Foreign Corporate Bonds - 5.0%
55,000	AstraZeneca PLC	3.50%		08/17/2023	59,300
40,000	Avolon Holdings Funding Ltd.	3.63%	^	05/01/2022	40,877
150,000	Banco Continental SAECA	2.75%	^	12/10/2025	149,625
100,000	Banco de Credito del Peru (3 Month LIBOR USD + 7.04%)	6.13%		04/24/2027	106,126
150,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	157,125
55,000	Bank of Nova Scotia	0.55%		09/15/2023	55,232
60,000	BAT International Finance PLC	1.67%		03/25/2026	61,448
200,000	CIMB Bank BHD	3.26%		03/15/2022	205,392
147,800	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	148,326
200,000	HPHT Finance Ltd.	2.88%		11/05/2024	209,226
200,000	Korea East-West Power Company Ltd.	1.75%	^	05/06/2025	209,114
45,000	Macquarie Bank Ltd.	2.10%	^	10/17/2022	46,431
200,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	204,171
200,000	ONGC Videsh Ltd.	2.88%		01/27/2022	202,840
200,000	POSCO	2.38%		11/12/2022	205,816
55,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	55,504
50,000	Toronto-Dominion Bank (Secured Overnight Financing Rate + 0.48%)	0.57%		01/27/2023	50,203

Total Foreign Corporate Bonds (Cost $2,122,262)					2,166,756

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.2%
90,000	Peruvian Government International Bond	2.39%		01/23/2026	96,166
200,000	Qatar Government International Bond	2.38%		06/02/2021	201,692
200,000	Saudi Government International Bond	2.88%		03/04/2023	209,672

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $492,010)					507,530

Non-Agency Commercial Mortgage Backed Obligations - 12.2%
231,000	AREIT Trust, Series 2019-CRE3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.80%	^	09/14/2036	221,225
251,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.21%	^	12/15/2036	185,219
115,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.56%	^	06/15/2035	101,323
177,000	Bancorp Commercial Mortgage Trust, Series 2018-CRE4-D (1 Month LIBOR USD + 2.10%, 0.25% Floor)	2.26%	^	09/15/2035	167,130
3,844,000	BB-UBS Trust, Series 2012-SHOW-XB	0.14%	# ^I/O	11/05/2036	26,376
163,000	BX Commercial Mortgage Trust, Series 2019-IMC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.06%	^	04/15/2034	146,359
3,545,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.63%	#^I/O	02/15/2033	103,929
2,853,195	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.14%	#I/O	03/10/2047	85,557
268,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-E (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.96%	^	12/15/2036	238,679
255,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.65% Floor)	3.81%	^	12/15/2036	222,687
111,000	COMM Mortgage Trust, Series 2013-LC13-B	5.01%	#^	08/10/2046	117,345
100,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.54%	#	08/10/2048	103,921
186,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.31%	#	02/10/2048	181,294
100,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.81%	^	05/15/2036	99,115
394,000	Credit Suisse Mortgage Trust, Series 2017-LSTK-D	3.33%	#^	04/05/2033	386,871
92,814	DBGS Mortgage Trust, Series 2018-BIOD-F (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.16%	^	05/15/2035	92,773
111,000	Great Wolf Trust, Series 2019-WOLF-A (1 Month LIBOR USD + 1.03%, 1.03% Floor)	1.19%	^	12/15/2036	108,804
100,000	GS Mortgage Securities Corporation Trust, Series 2012-ALOH-A	3.55%	^	04/10/2034	101,081
186,000	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-F	3.25%	#^	02/10/2037	169,933
312,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.51%	#^	11/10/2047	234,542
5,272,283	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.50%	#I/O	11/10/2049	132,061
188,740	HPLY Trust, Series 2019-HIT-D (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.16%	^	11/15/2036	182,140
190,000	Hunt Ltd., Series 2018-FL2-C (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.51%	^	08/15/2028	185,453
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON-E	3.76%	#^	01/05/2031	293,027
104,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	102,206
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.54%	#^	07/05/2033	289,023
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-B	3.99%		10/15/2048	106,782
186,000	MFT Trust, Series 2020-ABC-D	3.48%	#^	02/10/2042	175,779
88,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.36%	^	11/15/2034	78,767
188,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.31%	^	11/15/2034	165,219
15,277,000	Morgan Stanley Capital Trust, Series 2017-ASHF-XCP	0.00%	#^I/O	05/15/2019	15
111,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.76%	^	11/15/2034	111,212
8,219,493	SLIDE, Series 2018-FUN-XCP	0.98%	#^I/O	12/15/2020	82
6,515,934	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.66%	#I/O	07/15/2058	166,601
4,484,044	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	0.92%	#I/O	12/15/2048	173,989

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $5,900,344)					5,256,519

Non-Agency Residential Collateralized Mortgage Obligations - 13.0%
458,022	Alternative Loan Trust, Series 2005-64CB-1A10	5.75%		12/25/2035	457,173
317,831	Bayview Opportunity Master Fund Trust, Series 2019-SBR2-A1	3.43%	^§	06/28/2034	324,027
178,896	Citigroup Mortgage Loan Trust, Series 2006-AR2-1A2	3.63%	#	03/25/2036	171,103
661,091	CSMC Trust, Series 2019-RPL9-A1	3.04%	#^	10/27/2059	668,605
42,793	Deephaven Residential Mortgage Trust, Series 2017-1A-A1	2.73%	#^	12/26/2046	42,862
42,793	Deephaven Residential Mortgage Trust, Series 2017-1A-A2	2.93%	#^	12/26/2046	42,858
383,357	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20%	^§	05/25/2059	387,622
602,527	OBX Trust, Series 2020-EXP2-A3	2.50%	#^	05/25/2060	615,820
350,073	PRPM LLC, Series 2019-3A-A1	3.35%	^§	07/25/2024	351,332
1,109,410	RALI Trust, Series 2007-QS8-A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.75%		06/25/2037	774,392
587,201	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05%	#^	10/26/2048	617,942
163,307	Vericrest Opportunity Loan Trust, Series 2020-NPL5-A1A	2.98%	^§	03/25/2050	163,704
117,538	Verus Securitization Trust, Series 2017-1A-A2	3.16%	#^	01/25/2047	118,199
336,416	VOLT LLC, Series 2020-NPL1-A1A	3.23%	^§	01/25/2050	337,865
534,735	VOLT LLC, Series 2020-NPL4-A1	2.98%	^§	03/25/2050	536,139

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $5,563,418)					5,609,643

US Corporate Bonds - 5.4%
55,000	AbbVie, Inc.	2.30%		11/21/2022	57,040
60,000	American Express Company	3.70%		11/05/2021	61,539
20,000	Anthem, Inc.	3.30%		01/15/2023	21,168
25,000	Anthem, Inc.	3.50%		08/15/2024	27,440
55,000	AT&T, Inc.	4.45%		04/01/2024	61,441
55,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	1.02%		03/05/2024	55,428
30,000	BB&T Corporation	2.20%		03/16/2023	31,146
55,000	Bristol-Myers Squibb Company	2.60%		05/16/2022	56,761
60,000	Capital One Financial Corporation	3.20%		01/30/2023	63,249
55,000	Cardinal Health, Inc.	2.62%		06/15/2022	56,636
55,000	Carrier Global Corporation	1.92%		02/15/2023	56,685
65,000	Cigna Corporation	3.40%		09/17/2021	66,406
55,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	1.25%		06/01/2024	55,640
60,000	Crown Castle International Corporation	1.35%		07/15/2025	61,300
9,000	CVS Health Corporation	3.70%		03/09/2023	9,637
20,000	Dollar Tree, Inc.	4.00%		05/15/2025	22,589
40,000	Dollar Tree, Inc.	3.70%		05/15/2023	42,830
5,000	DTE Energy Company	2.25%		11/01/2022	5,176
30,000	DTE Energy Company	2.53%		10/01/2024	31,994
20,000	DTE Energy Company	1.05%		06/01/2025	20,237
50,000	DuPont de Nemours, Inc.	4.49%		11/15/2025	58,393
55,000	eBay, Inc.	2.75%		01/30/2023	57,621
30,000	Entergy Corporation	0.90%		09/15/2025	30,018
40,000	Exxon Mobil Corporation	1.57%		04/15/2023	41,152
40,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	44,516
55,000	Hyundai Capital America	2.85%	^	11/01/2022	57,027
60,000	JPMorgan Chase & Company (3 Month LIBOR USD + 0.70%)	3.21%		04/01/2023	62,230
45,000	McDonald’s Corporation	2.63%		01/15/2022	46,091
60,000	Microchip Technology, Inc.	0.97%	^	02/15/2024	60,184
20,000	Micron Technology, Inc.	2.50%		04/24/2023	20,857
35,000	Mondelez International, Inc.	0.63%		07/01/2022	35,164
25,000	Mondelez International, Inc.	2.13%		04/13/2023	25,979
55,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	1.15%		07/22/2022	55,239
50,000	Northrop Grumman Corporation	2.93%		01/15/2025	54,403
55,000	Omnicom Capital, Inc.	3.63%		05/01/2022	57,381
20,000	Oracle Corporation	2.50%		04/01/2025	21,491
30,000	Pacific Gas and Electric Company	1.75%		06/16/2022	30,087
60,000	PayPal Holdings, Inc.	2.20%		09/26/2022	62,008
60,000	Penske Truck Leasing Company	2.70%	^	11/01/2024	64,304
40,000	Prudential Financial, Inc.	3.50%		05/15/2024	44,042
55,000	PSEG Power LLC	3.85%		06/01/2023	59,211
55,000	Republic Services, Inc.	2.50%		08/15/2024	58,753
35,000	Royalty Pharma PLC	0.75%	^	09/02/2023	35,188
45,000	Schlumberger Holdings Corporation	3.75%	^	05/01/2024	49,094
40,000	Simon Property Group LP	2.00%		09/13/2024	41,816
30,000	Target Corporation	2.90%		01/15/2022	30,833
60,000	Union Pacific Corporation	3.20%		06/08/2021	60,746
35,000	Valero Energy Corporation	1.20%		03/15/2024	35,346
60,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	1.32%		05/15/2025	61,649
60,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.60%)	1.65%		06/02/2024	61,652
55,000	Welltower, Inc.	3.63%		03/15/2024	59,962

Total US Corporate Bonds (Cost $2,289,804)					2,346,779

US Government and Agency Mortgage Backed Obligations - 6.3%
1,363,611	Federal Home Loan Mortgage Corporation, Series 3312-FJ (1 Month LIBOR USD + 0.22%, 0.22% Floor, 7.00% Cap)	0.38%		07/15/2036	1,360,801
1,346,337	Federal Home Loan Mortgage Corporation, Series 3747-FA (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	0.66%		10/15/2040	1,358,609

Total US Government and Agency Mortgage Backed Obligations (Cost $2,693,950)					2,719,410

US Government and Agency Obligations - 10.0%
790,000	United States Treasury Notes	1.38%	‡	01/31/2022	800,770
1,130,000	United States Treasury Notes	0.13%		05/15/2023	1,129,735
1,880,000	United States Treasury Notes	2.25%		12/31/2023	1,997,353
410,000	United States Treasury Notes	0.38%	‡	07/31/2027	404,507

Total US Government and Agency Obligations (Cost $4,329,205)					4,332,365

Affiliated Mutual Funds - 4.3%
194,921	DoubleLine Floating Rate Fund (Class I)				1,842,000

Total Affiliated Mutual Funds (Cost $1,929,714)					1,842,000

Short Term Investments - 9.3%
1,331,233	First American Government Obligations Fund - Class U	0.04%	♦		1,331,233
1,331,234	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03%	♦		1,331,234
1,331,234	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03%	♦		1,331,234

Total Short Term Investments (Cost $3,993,701)					3,993,701

Total Investments - 81.0% (Cost $35,459,549)					34,939,837
Other Assets in Excess of Liabilities - 19.0%					8,201,052

NET ASSETS - 100.0%					$43,140,889

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2020.

I/O	Interest only security

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2020.

‡	All or a portion of this security has been pledged as collateral.

♦	Seven-day yield as of December 31, 2020

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	13.0%
Non-Agency Commercial Mortgage Backed Obligations	12.2%
Collateralized Loan Obligations	12.1%
US Government and Agency Obligations	10.0%
Short Term Investments	9.3%
US Government and Agency Mortgage Backed Obligations	6.3%
US Corporate Bonds	5.4%
Foreign Corporate Bonds	5.0%
Affiliated Mutual Funds	4.3%
Asset Backed Obligations	2.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.2%
Other Assets and Liabilities	19.0%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	13.0%
Non-Agency Commercial Mortgage Backed Obligations	12.2%
Collateralized Loan Obligations	12.1%
US Government and Agency Obligations	10.0%
Short Term Investments	9.3%
US Government and Agency Mortgage Backed Obligations	6.3%
Affiliated Mutual Funds	4.3%
Banking	3.5%
Asset Backed Obligations	2.2%
Utilities	1.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.2%
Transportation	0.8%
Energy	0.8%
Building and Development (including Steel/Metals)	0.5%
Pharmaceuticals	0.5%
Telecommunications	0.5%
Healthcare	0.4%
Technology	0.4%
Real Estate	0.3%
Retailers (other than Food/Drug)	0.2%
Beverage and Tobacco	0.2%
Food Products	0.1%
Environmental Control	0.1%
Chemicals/Plastics	0.1%
Commercial Services	0.1%
Media	0.1%
Automotive	0.1%
Diversified Manufacturing	0.1%
Aerospace & Defense	0.1%
Food Service	0.1%
Insurance	0.1%
Finance	0.1%
Other Assets and Liabilities	19.0%

100.0%

A summary of the DoubleLine Shiller Enhanced International CAPE®‘s investments in affiliated mutual funds for the period ended December 31, 2020 is as follows:

Fund	Value at March 31, 2020	Gross Purchases	Gross Sales	Shares Held at December 31, 2020	Value at December 31, 2020	Change in Unrealized for the Period Ended December 31, 2020	Dividend Income Earned in the Period Ended December 31, 2020	Net Realized Gain (Loss) in the Period Ended December 31, 2020
DoubleLine Floating Rate Fund (Class I)	$2,371,933	$-	$(800,000)	194,921	$1,842,000	$322,597	$68,565	$(52,530)

	$2,371,933	$-	$(800,000)	194,921	$1,842,000	$322,597	$68,565	$(52,530)

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount		Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	07/30/2021	16,400,000	EUR	$2,383,050
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	BNP Paribas	Long	0.20%	Termination	10/29/2021	9,600,000	EUR	1,568,403
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	BNP Paribas	Long	0.20%	Termination	01/29/2021	6,000,000	EUR	321,700

								$4,273,153

Ħ

Shiller Barclays CAPE® Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of December 31, 2020, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIIESAE.

FORWARD CURRENCY EXCHANGE CONTRACTS

Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
06/09/2021	Goldman Sachs	48,308,701	USD	$48,308,701	42,400,000	EUR	$51,984,639	$3,675,938
06/09/2021	Barclays Capital, Inc.	680,355	USD	680,355	600,000	EUR	735,632	55,277
06/09/2021	JP Morgan Securities LLC	350,135	USD	350,135	300,000	EUR	367,816	17,680
06/09/2021	JP Morgan Securities LLC	2,500,000	EUR	3,065,132	2,962,282	USD	2,962,282	(102,850)
06/09/2021	Barclays Capital, Inc.	4,300,000	EUR	5,272,027	5,167,389	USD	5,167,389	(104,638)
06/09/2021	Goldman Sachs	4,500,000	EUR	5,517,238	5,237,699	USD	5,237,699	(279,538)

				$63,193,588			$66,455,457	$3,261,869

EUR	Euro

USD	US Dollar

Notes to Schedule of Investments December 31, 2020 (Unaudited)

1.   Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate semi-annual report. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—

2.   Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2020:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$2,216,597,323	$526,283,484	$27,388,194	$4,935,513	$234,862,030	$10,852,340

Affiliated Mutual Funds	6,949,998	1,191,344,598	—	7,390,254	49,850,000	—

Exchange Traded Funds and Common Stocks	—	2,261,105	589,524	567,948	230,468	26,130

Total Level 1	2,223,547,321	1,719,889,187	27,977,718	12,893,715	284,942,498	10,878,470

Level 2

US Government and Agency Mortgage Backed Obligations	26,559,193,023	2,294,386,058	—	5,906,205	584,072,299	—

Non-Agency Residential Collateralized Mortgage Obligations	13,358,221,396	1,167,062,542	—	4,666,662	1,127,692,637	—

Non-Agency Commercial Mortgage Backed Obligations	4,501,551,832	926,554,504	—	—	1,030,915,556	—

Asset Backed Obligations	2,199,228,013	307,577,646	—	—	545,852,075	—

US Government and Agency Obligations	1,995,233,779	2,092,436,634	—	—	511,849,973	—

Collateralized Loan Obligations	1,531,233,026	340,370,490	—	—	980,625,025	—

Repurchase Agreements	272,025,000	—	—	—	—	—

Bank Loans	38,000,000	430,123,212	—	—	164,919,465	159,301,930

US Corporate Bonds	—	1,670,464,854	—	—	286,648,628	15,165,749

Foreign Corporate Bonds	—	992,143,048	646,551,876	—	887,607,319	722,050

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	125,162,429	136,906,854	—	121,550,888	—

Other Short Term Investments	—	29,744,716	—	3,198,716	—	—

Municipal Bonds	—	11,534,282	—	—	—	—

Total Level 2	50,454,686,069	10,387,560,415	783,458,730	13,771,583	6,241,733,865	175,189,729

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	338,176,540	37,246,855	—	868,562	—	—

Collateralized Loan Obligations	367,810	—	—	103,881	—	—

Common Stocks	—	1,354,387	—	—	—	1,010,703

Bank Loans	—	623,174	—	—	—	484,103

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	338,544,350	39,275,418	82,503	972,443	—	1,494,806

Total	$53,016,777,740	$12,146,725,020	$811,518,951	$27,637,741	$6,526,676,363	$187,563,005

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$167,702	$—	$—

Total Level 1	—	—	—	167,702	—	—

Level 2

Excess Return Swaps	—	—	—	1,112,840	—	—

Total Level 2	—	—	—	1,112,840	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$1,280,542	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$479,574,345	$13,652,883	$25,344,060	$5,047,587	$4,720,329	$29,477,862

Affiliated Mutual Funds	199,949,999	49,704,525	—	—	—	—

Common Stocks	31,980	438,813	54,821	—	—	—

Total Level 1	679,556,324	63,796,221	25,398,881	5,047,587	4,720,329	29,477,862

Level 2

US Government and Agency Obligations	1,355,739,638	—	—	15,807,902	—	240,658,417

Non-Agency Residential Collateralized Mortgage Obligations	995,550,689	232,091,221	—	—	—	—

Collateralized Loan Obligations	942,473,923	226,630,666	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	899,885,506	159,679,040	—	—	—	—

Foreign Corporate Bonds	610,528,443	123,245,133	187,521,106	—	—	—

US Government and Agency Mortgage Backed Obligations	550,075,127	33,988,341	—	66,976,954	—	—

Asset Backed Obligations	494,540,454	65,467,335	—	—	—	—

Bank Loans	307,789,613	68,657,804	—	—	—	—

US Corporate Bonds	297,122,303	90,064,010	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	72,777,471	17,797,394	51,670,031	—	—	575,873,045

Repurchase Agreements	30,225,000	—	—	—	—	—

Other Short Term Investments	—	—	—	—	125,956,477	1,209,634

Total Level 2	6,556,708,167	1,017,620,944	239,191,137	82,784,856	125,956,477	817,741,096

Level 3

Non-Agency Commercial Mortgage Backed Obligations	6,606,678	1,253,323	—	—	—	—

Common Stocks	1,029,415	297,527	—	—	—	—

Bank Loans	493,066	136,617	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	22,126,717	—	—	—	—

Asset Backed Obligations	—	11,514,169	—	—	—	—

Collateralized Loan Obligations	—	1,208,465	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	8,130,657	36,538,318	4,494	—	—	—

Total	$7,244,395,148	$1,117,955,483	$264,594,512	$87,832,443	$130,676,806	$847,218,958

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$(467,788)	$—	$—

Total Level 1	—	—	—	(467,788)	—	—

Level 2

Excess Return Swaps	1,226,415,228	—	—	—	7,861,164	—

Forward Currency Exchange Contracts	—	—	—	—	—	—

Total Level 2	1,226,415,228	—	—	—	7,861,164	—

Level 3	—	—	—	—	—	—

Total	$1,226,415,228	$—	$—	$(467,788)	$7,861,164	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$26,661,510	$445,251	$3,993,701	$3,930,378	$123,357	$7,902,013

Affiliated Mutual Funds	—	—	1,842,000	—	—	—

Total Level 1	26,661,510	445,251	5,835,701	3,930,378	123,357	7,902,013

Level 2

US Corporate Bonds	270,336,752	90,195,450	2,346,779	7,312,889	—	—

Asset Backed Obligations	225,655,901	—	929,589	6,896,450	—	3,288,599

Foreign Corporate Bonds	69,948,706	59,185,574	2,166,756	7,818,351	894,056	—

Bank Loans	6,000,000	—	—	5,531,867	—	—

Commercial Paper	—	73,310,036	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	9,000,373	2,719,410	8,165,737	—	7,934,360

Non-Agency Residential Collateralized Mortgage Obligations	—	—	5,609,643	21,765,707	—	23,194,936

Non-Agency Commercial Mortgage Backed Obligations	—	—	5,256,519	15,262,229	—	21,693,116

Collateralized Loan Obligations	—	—	5,235,545	15,923,625	—	12,368,455

US Government and Agency Obligations	—	—	4,332,365	22,429,345	—	4,272,621

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	507,530	1,524,791	8,936,752	—

Total Level 2	571,941,359	231,691,433	29,104,136	112,630,991	9,830,808	72,752,087

Level 3

Foreign Corporate Bonds	2,692,227	—	—	—	—	—

Asset Backed Obligations	—	—	—	—	—	5,007,529

Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	982,061

Total Level 3	2,692,227	—	—	—	—	5,989,590

Total	$601,295,096	$232,136,684	$34,939,837	$116,561,369	$9,954,165	$86,643,690

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Excess Return Swaps	—	—	4,273,153	(148,740)	—	—

Forward Currency Exchange Contracts	—	—	3,261,870	—	—	—

Total Level 2	—	—	7,535,023	(148,740)	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$7,535,023	$(148,740)	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 13/31/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$896,350	$-	$(19,473)	$(8,315)	$-	$-	$-	$-	$868,562	$(19,473)
Collateralized Loan Obligations	72,621	-	31,260	-	-	-	-	-	103,881	31,260

Total	$968,971	$-	$11,787	$(8,315)	$-	$-	$-	$-	$972,443	$11,787

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+		Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$868,562	Market Comparables	Market Quotes	$95.45	($95.45)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$103,881	Market Comparables	Market Quotes	$10.39	($10.39)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases[1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$20,518,003	$(24,780)	$1,548,983	$30,429	$54,723	$(641)	$-	$-	$22,126,717	$1,553,271
Asset Backed Obligations	-	-	(605,156)	-	3,565,000	-	8,554,325	-	11,514,169	-
Non-Agency Commercial Mortgage Backed Obgligations	444,116	(889,765)	676,374	-	-	(230,725)	1,253,323	-	1,253,323	-
Collateralized Loan Obligations	180,404	-	(140,837)	1,438	11,539	-	1,155,921	-	1,208,465	(137,874)
Common Stocks	-	-	-	-	-	-	297,527	-	297,527	-
Bank Loans	-	265	53,747	1,675	81,594	(664)	-	-	136,617	-
Foreign Corporate Bonds	1,500	-	-	-	-	-	-	-	1,500	-

Total	$21,144,023	$(914,280)	$1,533,111	$33,542	$3,712,856	$(232,030)	$11,261,096	$-	$36,538,318	$1,415,397

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$22,126,717	Market Comparables	Market Quotes	$87.90 - $95.45 ($92.27)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$11,514,169	Market Comparables	Market Quotes	$48.97- $3,217.22 ($870.78)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obgligations	$1,253,323	Market Comparables	Yields	38.01% (38.01%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Collateralized Loan Obligations	$1,208,465	Market Comparables	Market Quotes	$20.09-$92.47 ($89.33)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$297,527	Market Comparables	Market Quotes	$3.43- $17.51 ($16.57)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$136,617	Market Comparables	Market Quotes	$99.52-$100.00 ($99.98)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Values	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Foreign Corporate Bonds	$9,904,084	$674,626	$28,596	$(905)	$-	$(7,914,174)	$-	$-	$2,692,227	$232,334

Total	$9,904,084	$674,626	$28,596	$(905)	$-	$(7,914,174)	$-	$-	$2,692,227	$232,334

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$2,692,227	Market Comparables	Market Quotes	$113.25 ($113.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Asset Backed Obligations	$-	$-	$-	$-	$-	$-	$5,007,529	$-	$5,007,529	-
Non-Agency Commercial Mortgage Backed Obligations	1,074,676	-	(101,935)	9,320	-	-	-	-	982,061	(101,935)

Total	$1,074,676	$-	$(101,935)	$9,320	$-	$-	$5,007,529	$-	$5,989,590	$(101,935)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+		Impact to valuation from an increase to input
Asset Backed Obligations	$5,007,529	Market Comparables	Market Quotes	$47.79-$4,437.87	($1,065.16)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$982,061	Market Comparables	Yields	16.15	% (16.15%)	Increase in the yields would have resulted in the decrease in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.